As filed with the Securities and Exchange Commission on May 16, 2013
                                                                                                                                                                                                                        File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 889	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 889	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 12, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 889 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 12, 2013, the effectiveness of the registration statement for the iShares Australian Dollar Cash Rate Fund, iShares British Pound Cash Rate Fund, iShares Canadian Dollar Cash Rate Fund, iShares Chinese Offshore Renminbi Cash Rate Fund, iShares Euro Cash Rate Fund, iShares Japanese Yen Cash Rate Fund, iShares Mexican Peso Cash Rate Fund, iShares New Zealand Dollar Cash Rate Fund, iShares Norwegian Krone Cash Rate Fund, iShares Singapore Dollar Cash Rate Fund, iShares Swedish Krona Cash Rate Fund, iShares Swiss Franc Cash Rate Fund, iShares Thai Offshore Baht Cash Rate Fund and iShares Turkish Lira Cash Rate Fund (the “Funds”), filed in Post-Effective Amendment No. 755 on August 9, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
778	October 22, 2012	November 16, 2012
793	November 15, 2012	December 14, 2012
800	December 13, 2012	December 28, 2012
808	December 27, 2012	January 25, 2013
831	January 24, 2013	February 22, 2013
840	February 21, 2013	March 22, 2013
848	March 21, 2013	April 19, 2013
870	April 18, 2012	May 17, 2013

This Post-Effective Amendment No. 889 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 755.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 889 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 16th day of May, 2013.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: May 16, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 889 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: May 16, 2013

John E. Martinez*
Trustee

Date: May 16, 2013

George G.C. Parker*
Trustee

Date: May 16, 2013

Cecilia H. Herbert*
Trustee

Date: May 16, 2013

Charles A. Hurty*
Trustee

Date: May 16, 2013

John E. Kerrigan*
Trustee

Date: May 16, 2013

Robert H. Silver*
Trustee

Date: May 16, 2013

Robert S. Kapito*
Trustee

Date: May 16, 2013

Madhav V. Rajan*
Trustee

Date: May 16, 2013

/s/ Jack Gee
Jack Gee
Treasurer

Date: May 16, 2013

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: May 16, 2013

*
Powers of Attorney, each dated December 6, 2011, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to  Post-Effective Amendment No. 717, filed March 8, 2012.